Related Party Transactions (Narrative) (Detail) - USD ($) $ in Millions		3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 28, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Due from related parties		$ 0.5		$ 0.9			$ 0.5		$ 0.6	$ 0.9
Debt obligations		3,744.1		3,260.8			3,744.1		3,752.4	3,260.8
Unsecured Debt [Member] | 10.125% Senior Notes due 2020 [Member]
Related Party Transaction [Line Items]
Interest rate	10.125%
Maturity date	2020
O V S [Member]
Related Party Transaction [Line Items]
Due from related parties		0.5		0.1			0.5		0.6	0.1
CII [Member]
Related Party Transaction [Line Items]
Authorized non-liquidating cash distribution						$ 10.0
Non-liquidating distribution to common unit holders made by subsidiary to parent company				9.0	$ 3.0	$ 10.0
Non-cash settlement of note receivable from stock holder				$ 22.0
Outstanding notes receivable									0.0
Holdings
Related Party Transaction [Line Items]
Due from related parties									1.3
Dan Caruso [Member] | Aircraft Reimbursement [Member]
Related Party Transaction [Line Items]
Payable to related party settled		$ 0.2	$ 0.2				$ 0.3	$ 0.6	$ 0.7	$ 0.1
Matt Erickson, President of Zayo Physical Infrastructure [Member] | Unsecured Debt [Member] | 10.125% Senior Notes due 2020 [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 0.6
Notes to be redeemed	0.2
Debt obligations	$ 0.4